Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

(a) Overview of property, plant and equipment, including right-of-use assets

	2020

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

1 January

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)	–	(3,701)

Net book value at 1 January	1,076	556	2,821	144	921	5,518

Differences on exchange	(38)	(25)	(150)	(4)	(55)	(272)

Additions

– right-of-use assets	–	67	–	36		103

– separately acquired	2	–	40	–	459	501

– acquisition of subsidiaries (note 23)	–	1	–	–	–	1

Reallocations	84	14	427	–	(525)	–

Depreciation	(38)	(118)	(313)	(62)	–	(531)

Impairment	(5)	(1)	(184)	–	(36)	(226)

Right-of-use assets - reassessments, modifications and terminations	–	(11)	–	(7)	–	(18)

Disposals	(7)	–	(9)	–	–	(16)

Net reclassifications as held-for-sale	–	–	–	–	–	–

31 December

Cost	1,518	798	5,807	217	764	9,104

Accumulated depreciation and impairment	(444)	(315)	(3,175)	(110)	–	(4,044)

Net book value at 31 December	1,074	483	2,632	107	764	5,060

	2019

	Freehold property £m	Leasehold property £m	Plant, equipment and other owned £m	Plant, equipment and other leased £m	Assets in the course of construction £m	Total £m

31 December

Cost	1,515	268	5,730	33	1,108	8,654

Accumulated depreciation and impairment	(411)	(129)	(2,931)	(17)		(3,488)

Net book value at 31 December	1,104	139	2,799	16	1,108	5,166

Accounting policy change (IFRS 16) (note 30)		470		140		610

Net book value at 1 January	1,104	609	2,799	156	1,108	5,776

Differences on exchange	(56)	(30)	(136)	(9)	(51)	(282)

Additions

– right-of-use assets	–	85	–	77		162

– separately acquired	3	1	46	–	566	616

– acquisition of subsidiaries (note 23)	–	4	2	–	–	6

Reallocations	73	12	610	–	(695)	–

Depreciation	(37)	(114)	(308)	(62)		(521)

Impairment	(6)	(2)	(159)	–	(7)	(174)

Right-of-use assets - reassessments, modifications and terminations	–	(9)	–	(18)		(27)

Disposals	(5)	–	(27)	–		(32)

Net reclassifications as held-for-sale	–	–	(6)	–		(6)

31 December

Cost	1,503	785	5,795	215	921	9,219

Accumulated depreciation and impairment	(427)	(229)	(2,974)	(71)	–	(3,701)

Net book value at 31 December	1,076	556	2,821	144	921	5,518

Schedule of Cost of Freehold Land and Contracts Placed for Future Expenditure

	2020 £m	2019 £m

Cost of freehold land within freehold property on which no depreciation is provided	251	261

Contracts placed for future expenditure	110	133

Schedule of Leasehold Land and Property Comprises

	2020 £m	2019 £m

Leasehold land and property comprises

– net book value of long leasehold	17	83

– net book value of short leasehold	466	473

	483	556

Schedule of Leasehold Property Net Book Value Movements

	2020

Leasehold property net book value movements for the year ended 31 December 2020	Net book value at 1 January £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements (*) £m	Net book value at 31 December £m

- Property acquired (IAS16)	135	(6)	(11)	14	132

- Right-of-use properties (IFRS16)	421	(19)	(108)	57	351

	556	(25)	(119)	71	483

	2019

Leasehold property net book value movements for the year ended 31 December 2019	Net book value at 1 January £m	Accounting policy changes IFRS16 £m	Differences on exchange £m	Depreciation and impairment £m	Other net movements (*) £m	Net book value at 31 December £m

- Property acquired (IAS16)	139	–	(7)	(10)	13	135

- Right-of-use properties (IFRS16)	–	470	(23)	(106)	80	421

	139	470	(30)	(116)	93	556

(*) Property acquired (IAS 16) other net movements represent additions (directly acquired and/or transferred from assets in the course of construction) net of disposals, whereas the right-of-use properties (IFRS 16) other net movements relates to new leases net of reassessments, modifications and terminations as reported in the Property, plant and equipment movement table in note 9(a). Other net movements also includes £1 million (2019: £4 million) in relation to acquired companies.